SCHEDULE OF SEGMENT REPORTING, INFORMATION ON REVENUES AND LONG-LIVED ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from External Customer [Line Items]
Total revenue from external customers	$ 909,517	$ 876,729	$ 834,152
Total long-lived assets	461,061	425,506
Total operating income	(917)	(43,332)	35,278
Interest expense, net	(34,126)	(15,174)	(15,879)
Gain/(loss) on Private Warrant Liability			557
Other income / (expense), net	5,242	(2,073)	9,139
(Loss) / income before income tax	(29,801)	(60,579)	29,095
Production Services [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	239,958	253,215
Drilling and Evaluation Services [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	173,520	133,691
Total reportable segments [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	413,478		386,906
Production Services [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	567,249	554,097	557,327
Total operating income	28,717	(1,858)	56,180
Drilling and Evaluation Services [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	342,268	322,632	276,825
Total operating income	33,473	(1,238)	24,295
Unallocated assets [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	47,583		38,600
Total reportable segments [Member]
Revenue from External Customer [Line Items]
Total operating income	62,190	(3,096)	80,475
Unallocated expenses [Member]
Revenue from External Customer [Line Items]
Total operating income	$ (63,107)	$ (40,236)	$ (45,197)